Convertible bonds	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible bonds

12	Convertible bonds

	December 31,
	2025	2024
	US$	US$

Convertible Promissory Note - A	-	1,750,000
Convertible Promissory Note - B	4,599,488
Net carrying amount	4,599,488	1,750,000
Less: maturing within one year	-	-
Mature after one year	4,599,488	1,750,000

Convertible Bond

Private investment in public equity (“PIPE”) Financing

On August 30, 2024, the Company entered into a Convertible Note Purchase Agreement (“Note Purchase Agreement”) with the PIPE Investor (the “Noteholder”), pursuant to the terms of the agreement, the Company issued to the Noteholder the following: (i) 400,000 Currenc ordinary shares of as a commitment fee (“Commitment Shares”, (ii) a Convertible Promissory Note with principal amount of $1,944,444, and (iii) 136,110 Warrants to buy 136,110 Currenc ordinary shares with an exercise price of $11.50 per share. In exchange for the issuances of the Commitment Shares, the Convertible Promissory Note and Warrants, the Company received from the Noteholder proceeds of $1,750,000.

On issuance, the Convertible Promissory Note had a fair value of $1,750,000 and matures on the eighteen-month anniversary date of the issuance of such convertible promissory note (“Maturity Date”) and bears interest at a rate of 12% per annum. This interest is due in either cash or stock quarterly on each March 31, June 30, September 30, and December 31, of each year commencing August 31, 2024. In case of an event of default, the outstanding principal and any accrued but unpaid interest will become immediately repayable.

The Convertible Promissory Note is convertible by the Noteholder at any time prior to the Maturity Date at $10.00 per Ordinary Share (“Conversion Rate”). The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.

The fair value of the 400,000 Commitment Shares amounted to $2,512,000, which is expensed upon issuance as a cost of debt carried at fair value with an offsetting increase to equity.

As of December 31, 2024, the Convertible Promissory Note had a fair value of $1,750,000. See Note 2(l), Fair value measurement, for further details surrounding the fair value assumptions. The principal amount of $1,944,444 is still outstanding as of December 31, 2024, as no repayments were made during the period ended December 31, 2024.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On March 4, 2025 Currenc has initiated the conversion of all outstanding principal of the note and accrued interest to shares of the company and subsequently completed the conversion at June 27, 2025. Principal and accrued interest totaling of $2,022,435 has been converted into 1,027,996 shares of the company, at a conversion price of $2 per share for principal part and $1.40 per share for accrued interest part. The whole amount has been converted from liabilities to equity and no gain or loss was recognized on extinguishment. Derecognition of the liabilities has been recorded as Common stock and additional paid in capital.

The 136,110 Warrants expire at the earlier of five years from issuance and the liquidation of the Company, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement. The proceeds received for this transaction are allocated first to the Convertible Promissory Note and any residual proceeds are allocated to the Warrant.

Upon the issuance of Convertible Promissory Note and Warranty, cash of $1,750,000 was received. Convertible Promissory Note has a fair value of $2,000,000 and the Warrants were allocated a value of zero on issuance.

The Company estimates the fair value of its PIPE Convertible Notes using the Income Approach (Binomial Option Pricing Model). The fair value measurement incorporates both observable and unobservable inputs, classified as Level 3 within the fair value hierarchy.

The PIPE Convertible Notes were initially recognized on August 31, 2024, upon issuance.

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

The fair value derived from the Binomial Option Pricing Model reflected changes in market conditions, including fluctuations in stock price, volatility, and credit risk. While the valuation as of December 31, 2024, incorporated updated assumptions, the resulting change in fair value was determined to be negligible.

Given the immaterial impact of the valuation changes on the financial statements, management has determined that no adjustment is necessary to the fair value of the PIPE Convertible Notes from the initial recognition date (August 31, 2024) through year-end (December 31, 2024).

Convertible note issuance

The Company assessed the embedded conversion features and related warrants under ASC 470-20 and ASC 815 and concluded no bifurcation was required and the warrants qualify for equity classification; accordingly, no derivative liability was recognized and no subsequent remeasurement is required.

On October 8, 2025, the Company entered into a Convertible Note Purchase Agreement (“Note Purchase Agreement”) with the Investor (the “Noteholder”), pursuant to the terms of the agreement, the Company may issue, in up to four (4) closings, unsecured convertible promissory notes (the “Notes”) and ordinary share purchase warrants (the “Warrants”) for an aggregate purchase price of up to $30,000,000. The aggregate principal amount of the Notes issuable across all closings is up to $33,000,000.

At the initial closing on October 8, 2025 (the “Initial Closing”), the Company issued to the Investor (a) a Note with a principal amount of $4,400,000, which amount equals 110% of the $4,000,000 funding due to the Company at the Initial Closing, and (b) a Warrant exercisable for a number of Ordinary Shares determined in accordance with the Agreement, which is equal to 50% of the applicable funding amount.

On issuance, the Convertible Promissory Note had a fair value of $4,599,488 and matures on the twenty-four-month anniversary date of the issuance of such convertible promissory note (“Maturity Date”) and bears interest at a rate of 5% per annum.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Convertible Promissory Note is convertible by the Noteholder at any time prior to the Maturity Date at $1.85 per Ordinary Share (“Conversion Rate”).

As of December 31, 2025, the Convertible Promissory Note had a fair value of $4,599,488. See Note 2(m), Fair value measurement, for further details surrounding the fair value assumptions. The principal amount of $4,400,000 is still outstanding as of December 31, 2025, as no repayments were made during the period ended December 31, 2025.

The 1,081,081 Warrants expire at the earlier of five years from the exercise period and the liquidation of the Company, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement. The proceeds received for this transaction are allocated first to the Convertible Promissory Note and any residual proceeds are allocated to the Warrant.

Upon the issuance of Convertible Promissory Note and Warranty, cash of $4,000,000 was received. Convertible Promissory Note has a fair value of $4,599,488 and the Warrants were allocated a value of zero on issuance.

The Company estimates the fair value of its PIPE Convertible Notes using the Income Approach (Binomial Option Pricing Model). The fair value measurement incorporates both observable and unobservable inputs, classified as Level 3 within the fair value hierarchy.

The Convertible Notes were initially recognized on October 8, 2025, upon issuance.

As of October 8, 2025, and December 31, 2025, the key assumptions used in the valuation were as follows:

Key Assumptions	October 8, 2025	December 31, 2025
Stock Price (USD)	1.73	1.79
Risk-Free Rate (%)	3.517	3.413
Volatility Rate (%)	118.87	122.11
Bond Yield (%)	15.87	20.4

The fair value derived from the Binomial Option Pricing Model reflected changes in market conditions, including fluctuations in stock price, volatility, and credit risk. While the valuation as of December 31, 2025, incorporated updated assumptions, the resulting change in fair value was determined to be negligible.

Given the immaterial impact of the valuation changes on the financial statements, management has determined that no adjustment is necessary to the fair value of the Convertible Notes from the initial recognition date (October 8, 2025) through year-end (December 31, 2025).